Credit commitments (Tables)	12 Months Ended
Dec. 31, 2011
Credit commitments
Credit commitments

	December 31, 2011
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$8,500	$2,000	$6,500
Other external	4,210	388	3,822
Total credit lines available	12,710	2,388	10,322
Less: Global credit facilities supporting commercial paper	(2,818)	—	(2,818)
Less: Utilized credit	(2,142)	(32)	(2,110)
Available credit	$7,750	$2,356	$5,394